Credit-related arrangements, repurchase agreements and commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligation, fiscal year maturity
The following table summarizes the Bank's commitments for sourcing and other agreements:

Year ending December 31	Sourcing	Other	Total
2026	11,902	25,657	37,559
2027	11,779	18,270	30,049
2028	11,737	10,685	22,422
2029	11,737	1,847	13,584
2030	2,934	—	2,934
2031 & thereafter	—	—	—
Total commitments	50,089	56,459	106,548

Schedule of fair value, off-balance sheet risks

Outstanding unfunded commitments to extend credit	December 31, 2025	December 31, 2024
Commitments to extend credit	577,370	475,289
Documentary and commercial letters of credit	859	1,576
Total unfunded commitments to extend credit	578,229	476,865
Allowance for credit losses	(131)	(90)

Schedule of credit-related arrangements	The following table presents the outstanding financial guarantees. Collateral is shown at estimated market value less selling cost. Where the collateral is cash, it is shown gross including accrued income.

	December 31, 2025			December 31, 2024
Outstanding financial guarantees	Gross	Collateral	Net	Gross	Collateral	Net
Standby letters of credit	245,398	223,245	22,153	236,220	207,267	28,953
Letters of guarantee	1,118	1,081	37	1,792	1,756	36
Total	246,516	224,326	22,190	238,012	209,023	28,989